Other assets-Other / Other liabilities	12 Months Ended
Mar. 31, 2021
Other assets-Other / Other liabilities [Abstract]
Other assets-Other / Other liabilities
10. Other assets—Other / Other liabilities:
The following table presents components of
Other assets—Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Other assets—Other:
Securities received as collateral	¥290,269	¥399,975
Goodwill and other intangible assets	17,783	29,040
Deferred tax assets net	13,431	30,433
Investments in equity securities for other than operating purposes (1)	141,855	270,246
Prepaid expenses	16,262	18,741
Other	347,422	300,997

Total	¥827,022	¥1,049,432

Other liabilities:
Obligation to return securities received as collateral	¥290,269	¥399,975
Accrued income taxes	16,362	60,275
Other accrued expenses and provisions	396,560	424,961
Other (2)	331,257	353,956

Total	¥1,034,448	¥1,239,167

(1)
Include
s
 marketable and
non-marketable
equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥
32,545
 million and ¥
109,310
 million respectively, as of March 31, 2020, and ¥
30,912
 million and ¥
239,334
 million respectively, as of March 31, 2021. In principle, these securities are carried at fair value, with changes in fair value recognized within
Revenue—Other
in the consolidated statements of income.
It also includes equity securities without readily determinable fair value of

¥
65,365

million as of March 31, 2021.

(2)
As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through
Other liabilities—Other
. See Note 8 “Leases” for further information.
It also includes a total liability
of
¥
62,889
million in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the loss can be reasonably estimated. See Note 21 “
Commitments, contingencies and guarantees
” for further information.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.
Impairment testing of goodwill is inherently subjective and often requires management judgment to determine when to perform an impairment test, whether qualitatively the fair value of a reporting unit exceeds its carrying value and also to estimate the fair value of a reporting unit when a quantitative impairment test is required.
An annual goodwill impairment test was performed in the quarter ended March 31, 2021. Whilst determination of fair value of the reporting unit was more subjective because of the impact of the COVID-19 pandemic, the estimated fair value of the reporting unit is expected to exceed carrying value and therefore no impairment loss was recognized.
The following table presents changes in goodwill, which are reported in the consolidated balance sheets within
Other assets—Other
for the years ended March 31, 2020 and 2021.

	Millions of yen
	Year ended March 31, 2020
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥—	¥—	¥—	¥92,814	¥(92,814)	¥—
Other	474	—	474	—	—	(2)	472	—	472

Total	¥93,288	¥(92,814)	¥474	¥—	¥—	¥(2)	¥93,286	¥(92,814)	¥472

	Millions of yen
	Year ended March 31, 2021
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition (2)	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥12,078	¥—	¥402	¥105,294	¥(92,814)	¥12,480
Other	472	—	472	189	—	4	665	—	665

Total	¥93,286	¥(92,814)	¥472	¥12,267	¥—	¥406	¥105,959	¥(92,814)	¥13,145

(1)	Includes currency translation adjustments.
(2)
For the year ended March 31, 2021, Nomura recognized goodwill as a result of acquiring
 100% of the ownership interests in Greentech Capital, LLC
which has been allocated in its entirety to the Wholesale division for segmental reporting and reporting unit purposes
. See Note 9

“
Business Combination”
for further information.

During the quarter ended March 31, 2021, management considered but determined the
COVID-19
pandemic did not indicate that certain finite-lived intangible assets were impaired. As a result, a formal impairment test over the relevant asset groups which include these intangible assets was not required.
The following table presents finite-lived intangible assets by type as of March 31, 2020 and 2021.

	Millions of yen
	March 31, 2020			March 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥63,331	¥(55,342)	¥7,989	¥64,357	¥(57,680)	¥6,677
Other	999	(373)	626	1,842	(1,234)	608

Total	¥64,330	¥(55,715)	¥8,615	¥66,199	¥(58,914)	¥7,285

Amortization expenses for the years ended March 31, 2019, 2020 and 2021 were ¥2,504 million, ¥1,662 million and ¥2,296 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2022	¥6,021
2023	186
2024	182
2025	179
2026	179
The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥8,696 million and ¥8,609 million as of March 31, 2020 and 2021, respectively.
An annual impairment test was performed in the quarter ended March 31, 2021 against these intangibles. Whilst determination of fair value of these intangibles was more subjective because of the impact of the COVID-19 pandemic, the estimated fair value of each intangible exceeded carrying value and therefore no impairment loss was recognized.
Nomura recognizes an obligation related to restoration of the existing rental buildings at the time of leaving, as Asset Retirement Obligations (“ARO”) on real estate leasehold contracts.
The following table presents changes in ARO, which are reported in the consolidated balance sheets within
Other liabilities—Other
for the years ended March 31, 2020 and 2021.

	Millions of yen
	March 31
	2020	2021
Balance at beginning of year	¥5,758	¥6,625
Liabilities incurred during the current period	979	1,846
Liabilities settled during the current period	(112)	(97)

Revision in estimated cash flows (1)	—	6,111
Balance at end of period	¥6,625	¥14,485

(1)
During the fiscal year ended March 31, 2021, as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project, the estimate of future cash flows for the ARO associated with our properties has been changed.